LIABILITIES AND DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of June 30, 2025 and December 31, 2024:

	June 30,	December 31,
	2025	2024
Accrued expenses	$591,371	$591,371
Payroll related liabilities	4,564,187	4,268,880
Sales tax liability	161,465	187,971
Other liabilities	208,880	208,880
	$5,525,903	$5,257,102

The Company accrued expenses and other liabilities line in the consolidated balance sheets is comprised of the following as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Accrued expenses	$591,371	$617,374
Payroll related liabilities	4,268,880	3,895,640
Sales tax liability	187,971	145,545
Other liabilities	208,880	99,934
	$5,257,102	$4,758,492

SCHEDULE OF MERCHANT ADVANCES

The following is a summary of the merchant advances as of June 30, 2025 and December 31,2024:

	June 30,	December 31,
	2025	2024
Principal	$1,770,159	$1,858,157
Merchant cash advances, net	$1,770,159	$1,858,157

The following is a summary of the merchant advances as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Principal	$1,858,157	$2,960,946
Less: unamortized debt discount	-	(1,966,881)
Merchant cash advances, net	$1,858,157	$994,065

SCHEDULE OF PROMISSORY NOTES PAYABLE, NET

The following is a summary of promissory notes payable, net:

	December 31, 2024	December 31, 2023
Bailey Note	$3,500,000	$3,500,000
March 2023 Notes - principal	-	1,730,740
March 2023 Notes - unamortized debt discount	-	(346,148)
Promissory note payable, net	$3,500,000	$4,884,592